LONG-TERM DEBT (Details)					1 Months Ended	12 Months Ended
	Sep. 19, 2016 USD ($) $ / shares	Jun. 18, 2015 USD ($) $ / shares shares	Oct. 17, 2013 USD ($) $ / shares shares	Sep. 24, 2012 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 12, 2016 USD ($) $ / shares	Dec. 10, 2015 USD ($) item $ / shares	May 26, 2015 USD ($) $ / shares	Aug. 07, 2014 USD ($) $ / shares
LONG-TERM DEBT
Long-term loan | ¥									¥ 2,550,000,000		¥ 8,807,156,482
Less: Debt issuance costs | ¥									(184,276,447)		(81,746,715)
Total						$ 4,491,070,926			34,650,673,553		29,220,254,767
Fair value of long-term debt, based on Level 2 inputs						29,300,000,000
Proceeds from sale of warrants | ¥										¥ 523,404,000
Notes for early conversion						368,221,572	¥ 2,395,760,015		2,604,871,611	¥ 118,973,721
Proceeds from the termination of 2012 and 2013 Purchased Call Option						100,000,000	¥ 650,000,000	$ 12,000,000
Borrowings collateralized by stock at a wholly-owned subsidiary
LONG-TERM DEBT
Aggregate principal amount						$ 1,400,000,000					¥ 8,800,000,000
Borrowings collateralized by stock at a wholly-owned subsidiary | Minimum
LONG-TERM DEBT
Interest rate (as a percent)						1.90%					1.90%
Borrowings collateralized by stock at a wholly-owned subsidiary | Maximum
LONG-TERM DEBT
Interest rate (as a percent)						7.00%					7.00%
2018 Notes
LONG-TERM DEBT
Long-term loan | ¥									5,554,400,000
Interest rate (as a percent)			1.25%
Aggregate principal amount			$ 800,000,000		$ 327,000,000
Debt issuance costs			$ 19,600,000
Notes for early conversion						$ 352,000,000
2018 Notes | ADS
LONG-TERM DEBT
Initial conversion rate			0.0127568
Initial conversion price (in dollars per share) | $ / shares			$ 78.39		$ 39.19
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares					8,300,000
Number of shares issued upon exchange of notes | shares						10.8	10.8
2018 Notes | ADS | Purchased Call Option
LONG-TERM DEBT
Share price agreed to be sold by the counterparty on exercise of Purchased call option | $ / shares			$ 78.39
2018 Notes | ADS | Purchased Call Option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares			10,200,000
2018 Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants			$ 77,200,000
Exercise price of warrants sold (in dollars per share) | $ / shares			$ 96.27
2018 Notes | ADS | Sold Warrants | Maximum
LONG-TERM DEBT
Number of shares that can be purchased from warrants sold | shares			10,200,000
2020 Notes
LONG-TERM DEBT
Long-term loan | ¥									4,860,100,000
Interest rate (as a percent)		1.00%
Initial conversion rate		0.0091942
2020 Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares		$ 108.76
2025 Notes
LONG-TERM DEBT
Long-term loan | ¥									2,777,200,000		¥ 2,602,520,000
Interest rate (as a percent)		1.99%
Aggregate principal amount		$ 400,000,000
Debt issuance costs		$ 6,800,000
Initial conversion rate		0.0093555
2025 Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares		$ 106.89
2022 Notes
LONG-TERM DEBT
Long-term loan | ¥									6,769,425,000		6,343,642,500
Interest rate (as a percent)	1.25%
Initial conversion rate	0.0152688
2022 Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares	$ 65.49
2019 Priceline Note
LONG-TERM DEBT
Long-term loan | ¥									3,471,500,000		3,253,150,000
Interest rate (as a percent)															1.00%
Aggregate principal amount															$ 500,000,000
2019 Priceline Note | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares															$ 81.36
2020 Priceline Notes
LONG-TERM DEBT
Long-term loan | ¥									1,735,750,000		1,626,575,000
Interest rate (as a percent)														1.00%
Aggregate principal amount		$ 700,000,000												$ 250,000,000
Debt issuance costs		$ 11,300,000
2020 Priceline Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares														$ 104.27
Number of shares that can be purchased from warrants sold | shares		6,400,000
2020 Priceline Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants		$ 84,400,000
Number of shares that can be purchased from warrants sold | shares		6,400,000
2025 Priceline and Hillhouse Notes
LONG-TERM DEBT
Long-term loan | ¥									6,943,000,000		6,506,300,000
Interest rate (as a percent)													2.00%
2025 Priceline and Hillhouse Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares													$ 68.46
2022 Priceline Notes
LONG-TERM DEBT
Long-term loan | ¥									¥ 173,575,000		¥ 162,657,500
Interest rate (as a percent)												1.25%
2022 Priceline Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares												$ 65.49
2022 Priceline Notes
LONG-TERM DEBT
Aggregate principal amount	$ 975,000,000											$ 25,000,000
Debt issuance costs	$ 19,000,000
2017 Notes
LONG-TERM DEBT
Interest rate (as a percent)				0.50%
Aggregate principal amount				$ 180,000,000
Debt issuance costs				$ 5,400,000
Notes for early conversion								$ 26,000,000
2017 Notes | ADS
LONG-TERM DEBT
Initial conversion rate				0.0517116
Initial conversion price (in dollars per share) | $ / shares				$ 19.34
Number of shares issued upon exchange of notes | shares								2.6	2.6
2017 Notes | ADS | Purchased Call Option
LONG-TERM DEBT
Share price agreed to be sold by the counterparty on exercise of Purchased call option | $ / shares				$ 19.34
2017 Notes | ADS | Purchased Call Option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares				9,300,000
2017 Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants				$ 26,600,000
Number of shares that can be purchased from warrants sold | shares				9,300,000
Exercise price of warrants sold (in dollars per share) | $ / shares				$ 26.37
Priceline and Hillhouse Notes
LONG-TERM DEBT
Aggregate principal amount													$ 1,000,000,000
Number of affiliates | item													2